Other Non-current Assets - Summary of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Assets Noncurrent [Abstract]
Prepayment for purchase of property and equipment	¥ 19,799		¥ 1,636
Rental deposits	13,875		12,278
Others	4,108		2,945
Other non-current assets	¥ 37,782	$ 5,790	¥ 16,859